COMMON SHARES (Details 2) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Options
Outstanding at the beginning of the period (in shares)	7,100	8,406	8,274
Granted (in shares)	1,978	970	1,367
Exercised (in shares)	(1,600)	(2,260)	(1,201)
Forfeited (in shares)	(44)	(16)	(34)
Outstanding at the end of the period (in shares)	7,434	7,100	8,406
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share)	35.44	32.57	30.56
Granted (in Canadian dollars per share)	42.03	38.02	35.32
Exercised (in Canadian dollars per share)	33.13	25.86	22.04
Forfeited (in Canadian dollars per share)	36.55	35.83	27.35
Outstanding at the end of the period (in Canadian dollars per share)	37.69	35.44	32.57
Options Exercisable
Options Exercisable (in shares)	4,588	5,165	6,458	6,212